Long-term debt (Tables)	12 Months Ended
Dec. 31, 2022
Long-term Debt
Schedule of Long term debt facility balance

Amount
Balance, January 1, 2021	$22,901,956
Advances	944,787
Repayments	(13,773,470)
Principal repayments	(10,000,000)
Gain on repayment of long-term debt	(39,502)
Gain on settlement of long-term debt	(11,991)
Accretion	(21,780)
Balance, December 31, 2021 and 2022	-
Current portion of long-term debt	-
Long-term debt	$-

Schedule of term credit balance

The following tables shows the movement of the Term Credit balance during the year:

Amount
Balance, January 1, 2021	$-
Advances	10,000,000
Transaction costs	(325,183)
Accretion	7,050
Balance, December 31, 2021	$9,681,867
Advances	10,000,000
Repayments	(2,588,238)
Accretion	97,586
Transaction costs	(241,872)
Loss on derecognition of long-term debt	482,282
Balance, December 31, 2022	17,431,625
Current portion of long-term debt	17,431,625
Long-term debt	$-